Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                    November 3, 2016


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            Re:     AB Cap Fund, Inc.
                    o   AB Small Cap Growth Portfolio
                    o   AB Concentrated Growth Fund
                    o   AB Select US Equity Portfolio
                    o   AB Select US Long/Short Portfolio
                    o   AB Global Core Equity Portfolio
                    o   AB International Strategic Core Portfolio
                    (File Nos. 2-29901 and 811-01716)
                    ---------------------------------
                    AB Discovery Growth Fund, Inc.
                    (File Nos. 2-10768 and 811-00204)
                    ---------------------------------
                    AB Sustainable Global Thematic Fund, Inc.
                    (File Nos. 2-70427 and 811-03131)
                    ---------------------------------
                    AB International Growth Fund, Inc.
                    (File Nos. 33-76598 and 811-08426)
                    ---------------------------------
                    AB Large Cap Growth Fund, Inc.
                    (File Nos. 33-49530 and 811-06730)
                    ---------------------------------
                    The AB Portfolios - AB Growth Fund
                    (File Nos. 33-12988 and 811-05088)
                    ---------------------------------

Ladies and Gentlemen:

            On behalf of the above-referenced AB Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 28, 2016.

            A copy of the Statement of Additional Information for the Funds will be filed under Rule 497(c) today.

            If you have any questions regarding the foregoing, please call me at the above referenced number.

                                                    Sincerely,


                                                    /s/ Mark F. Samra
                                                    -----------------
                                                        Mark F. Samra